Equity (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Oct. 30, 2025 SFr / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2025 SFr / shares	Dec. 31, 2024 SFr / shares shares
Equity [Line Items]
Recapitalization of ordinary shares received	0.706
Reverse share split	1-for-10	1-for-10
Share capital	4,597,505
Preferred stock par value (in Francs per share) | SFr / shares	SFr 0.05				SFr 0.05	SFr 0.05
Issued preferred shares	5,029	5,029				5,029
Warrant converted into shares	1,060,574
Common shares, shares issued		4,797,505				2,960,745
Common shares, shares outstanding		4,797,505				2,960,745
Common shares, par value (in Francs per share) | SFr / shares					0.05	SFr 0.05
Convertible preferred share price (in Dollars per share) | $ / shares		$ 16.5
Accrued dividends annual rate		8.00%
Accrued and unpaid dividends (in Dollars) | $		$ 211
Stock-based compensation expense (in Dollars) | $		$ 765	$ 208	$ 143
Number Of Authorized Shares Not Disclosed		true
Pre-funded Warrants [Member]
Equity [Line Items]
Warrant converted into shares		200,000
Warrants outstanding		25,342
Exercise price per warrants | (per share)		$ 10.1			0.05
2025 Investment Warrants [Member]
Equity [Line Items]
Warrants outstanding		118,183
Exercise price per warrants | $ / shares		$ 18
Exercisable term		5 years
October 2024 Warrants [Member]
Equity [Line Items]
Warrants outstanding		54,852
Exercise price per warrants | $ / shares		$ 16.5
Legacy and Placement Agent Warrants [Member]
Equity [Line Items]
Warrants outstanding		65,094
2025 Equity Incentive Plan [Member]
Equity [Line Items]
Shares granted		132,196
Exercise price (in Dollars per share) | $ / shares		$ 7.62
Contractual term		10 years
Merger Agreement [Member]
Equity [Line Items]
Warrants outstanding		200,000
Merger Agreement [Member] | Pre-funded Warrants [Member]
Equity [Line Items]
Warrants outstanding		860,574
Legacy Grants and Settlements [Member]
Equity [Line Items]
Total exercise price (in Dollars) | $		$ 179
Minimum [Member] | Legacy and Placement Agent Warrants [Member]
Equity [Line Items]
Exercise price per warrants | $ / shares		$ 10.1
Maximum [Member] | Legacy and Placement Agent Warrants [Member]
Equity [Line Items]
Exercise price per warrants | $ / shares		$ 2,075
Preferred Participation Certificates (“PPCs”) [Member]
Equity [Line Items]
Preferred stock par value (in Francs per share) | SFr / shares					SFr 0.05	SFr 0.05
Issued preferred shares	56,829	56,829				56,829
Common Stock [Member]
Equity [Line Items]
Warrant converted into shares		200,000
Common shares, shares issued		4,797,505
Common shares, shares outstanding		4,797,505
Voting per share		one
Ordinary Shares of Kadimastem [Member] | Legacy Grants and Settlements [Member]
Equity [Line Items]
Shares issued in period		40,875
Common Shares of Newcelx [Member] | Legacy Grants and Settlements [Member]
Equity [Line Items]
Conversion of common shares		272,379